Cover	May 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2022
Entity File Number	000-56260
Entity Registrant Name	BIOQUEST CORP.
Entity Central Index Key	0001568628
Entity Tax Identification Number	80-0975853
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4570 Campus Drive Suite 23
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	(714)
Local Phone Number	978-4425
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false